Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 8,655,761	$ 0	$ 659,764
Cash - restricted	0	9,148	0
Accounts receivable - net	9,235,094	3,302,344	2,569,092
Inventory	1,168,348	257,975	0
Prepaid giveaways	101,680	358,800	0
Prepaid stock compensation	1,109,313	44,748	534,456
Prepaid sponsorship fees	581,877	6,249	203,333
Deferred equity costs	0	698,500	0
Other assets	896,671	272,117	50,188
Total current assets	21,748,744	4,949,881	4,016,833
Property and equipment - net	1,329,047	1,356,364	907,522
Debt issue costs - net	0	335,433	68,188
Other assets	172,994	125,049	53,585
Total Assets	23,250,785	6,766,727	5,046,128
Liabilities and Stockholders' Equity
Accounts payable and accrued liabilities	8,173,356	11,721,205	9,359,073
Customer deposits	24,773	336,211	8,047
Debt - net	74,329	4,463,040	1,281,742
Derivative liabilities	2,369,032	0	7,061,238
Total current liabilities	10,641,490	16,520,456	17,710,100
Long Term Liabilities:
Debt - net	0	4,523	307,240
Total Liabilities	10,641,490	16,524,979	18,017,340
Commitments and Contingencies
Stockholders' Equity:
Common stock, Value	7,767	2,778	713
Treasury Stock	(564,515)	(460,978)	0
Additional paid-in capital	87,061,004	54,817,341	32,184,756
Accumulated deficit	(73,893,265)	(64,109,476)	(45,156,681)
Accumulated other comprehensive loss	(1,841)	(7,917)	0
Total Stockholders' Equity	12,609,295	(9,758,252)	(12,971,212)
Total Liabilities and Stockholders' Equity	23,250,785	6,766,727	5,046,128
Series A Convertible Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock	0	0	0
Series B Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock	0	0	0
Series C Convertible Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock	0	0	0
Series D Convertible Preferred Stock [Member]
Stockholders' Equity:
Preferred Stock	$ 145	$ 0